Consolidated cash flow statements - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Statement [line items]
Net income from continuing operations	$ 1,867	$ 2,109	$ 4,040	$ 3,977
Reversal of non-cash items and other adjustments	2,345	2,085	5,202	4,101
Dividends received from associated companies and others	2	3	489	463
Interest received	5	55	37	140
Interest paid	(227)	(239)	(321)	(406)
Other financial receipts	52	10	261	10
Other financial payments	(10)	28	(19)	(16)
Taxes paid	(303)	(560)	(899)	(960)
Net cash flows from operating activities from continuing operations before working capital and provision changes	3,731	3,491	8,790	7,309
Payments out of provisions and other net cash movements in non-current liabilities	(420)	(323)	(824)	(516)
Change in net current assets and other operating cash flow items	650	(57)	(1,477)	(1,348)
Net cash flows from operating activities from continuing operations	3,961	3,111	6,489	5,445
Net cash flows from operating activities from discontinued operations				78
Total net cash flows from operating activities	3,961	3,111	6,489	5,523
Purchases of property, plant and equipment	(238)	(279)	(475)	(561)
Proceeds from sale of property, plant and equipment	1	648	4	812
Purchases of intangible assets	(214)	(161)	(460)	(498)
Proceeds from sale of intangible assets	49	210	105	281
Purchases of financial assets	(38)	(45)	(90)	(154)
Proceeds from sale of financial assets	117	142	359	177
Purchases of other non-current assets	(7)	(14)	(48)	(24)
Proceeds from sale of other non-current assets			0	3
Acquisitions and divestments of interests in associated companies, net	(2)	(1)	(4)	(3)
Acquisitions and divestments of businesses, net	0	(286)	(9,901)	(382)
Purchases of marketable securities and commodities	(74)	(75)	(345)	(120)
Proceeds from sale of marketable securities and commodities	72	69	394	2,428
Net cash flows used in/from investing activities from continuing operations	(334)	208	(10,461)	1,959
Net cash flows used in investing activities from discontinued operations	(91)	(682)	(105)	(1,105)
Total net cash flows used in/from investing activities	(425)	(474)	(10,566)	854
Dividends paid to shareholders of Novartis AG			(6,987)	(6,645)
Acquisitions of treasury shares	(9)	(2,368)	(150)	(2,590)
Proceeds from exercised options and other treasury share transactions	30		846	200
Increase in non-current financial debts			4,945
Repayment of non-current financial debts	(1,002)	(7)	(2,002)	(3,008)
Change in current financial debts	(1,169)	(793)	2,486	(942)
Payment of lease liabilities, net	(74)	(69)	(142)	(91)
Impact of change in ownership of consolidated entities		(5)		(5)
Other financing cash flows, net	52	532	(142)	71
Net cash flows used in financing activities from continuing operations	(2,172)	(2,710)	(1,146)	(13,010)
Net cash flows used in/from financing activities from discontinued operations	(13)	2,682	(26)	3,299
Total net cash flows used in financing activities	(2,185)	(28)	(1,172)	(9,711)
Net change in cash and cash equivalents before effect of exchange rate changes	1,351	2,609	(5,249)	(3,334)
Cash and cash equivalents of discontinued operations at end of prior period		499
Effect of exchange rate changes on cash and cash equivalents	38	76	54	54
Total net change in cash and cash equivalents	1,389	3,184	(5,195)	(3,280)
Cash and cash equivalents at beginning of period	4,528	6,807	11,112	13,271
Cash and cash equivalents at end of period	$ 5,917	$ 9,991	$ 5,917	$ 9,991